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AXA EQUITABLE LIFE INSURANCE COMPANY

SUPPLEMENT DATED AUGUST 4, 2015 TO THE CURRENT PROSPECTUS FOR INVESTMENT EDGE(R) 15.0

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This Supplement modifies certain information in the above-referenced current prospectus, supplements to the prospectus and statements of additional information, as previously supplemented (together the ''Prospectus''). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service center referenced in your Prospectus.

On or about August 24, 2015, Investment Edge(R) 15.0 will be available for sale in California. In connection with this approval, the California section of "Appendix III: State contract availability and/or variations of certain features and benefits" is replaced in its entirety with the following:

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
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 STATE      FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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
CALIFORNIA  See "We require that the          You are not required to use our
            following types of                forms when making a transaction
            communications be on specific     request, including a withdrawal
            forms we provide for that         request. If a written request
            purpose (and submitted in the     contains all the information
            manner that the forms specify)"   required to process the request,
            in "Who is AXA Equitable" and     we will honor it.
            "Withdrawing your account value"
            in "Accessing your money"

            See "Your right to cancel within  If you reside in California and
            a certain number of days" in      you are age 60 or older at the
            "Contract features and benefits"  time the contract is issued, you may return your variable annuity
                                              contract within 30 days from the
                                              date that you receive it and
                                              receive a refund as described
                                              below.

                                              If you allocate your entire
                                              initial contribution to the
                                              EQ/Money Market option, the
                                              amount of your refund will be
                                              equal to your contribution,
                                              unless you make a transfer, in
                                              which case the amount of your
                                              refund will be equal to your
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office. This
                                              amount could be less than your
                                              initial contribution. If you
                                              allocate any portion of your
                                              initial contribution to variable
                                              investment options other than
                                              the EQ/Money Market option, your
                                              refund will be equal to your
                                              account value on the date we
                                              receive your request to cancel
                                              at our processing office.

                                              "RETURN OF CONTRIBUTION" FREE
                                              LOOK TREATMENT AVAILABLE THROUGH
                                              CERTAIN SELLING BROKERS-DEALERS

                                              Certain selling broker-dealers
                                              offer an allocation method
                                              designed to preserve your right
                                              to a return of your
                                              contributions during the free
                                              look period. At the time of
                                              application, you will instruct
                                              your financial professional as
                                              to how your initial contribution
                                              and any subsequent contributions
                                              should be treated for the
                                              purpose of maintaining your free
                                              look right under the contract.
                                              Please consult your financial
                                              professional to learn more about
                                              the availability of "return of
                                              contribution" free look
                                              treatment.

                                              If you choose "return of
                                              contribution" free look
                                              treatment of your contract, we
                                              will allocate your entire
                                              contribution and any subsequent
                                              contributions made during the 40
                                              day period following the
                                              Contract Date, to the EQ/Money
                                              Market investment option. In the
                                              event you choose to exercise
                                              your free look right under the
                                              contract, you will receive a
                                              refund equal to your
                                              contributions.
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                   IM-43-15(8/15)                             Cat #154157(8/15)
                   Investment Edge New Biz CA
                   only                                                  #54794

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 STATE       FEATURES AND BENEFITS             AVAILABILITY OR VARIATION
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
CALIFORNIA                                     If you choose the "return of
(CONTINUED)                                    contribution" free look
                                               treatment and your contract is
                                               still in effect on the 40th day
                                               (or next business day) following
                                               the Contract Date, we will
                                               automatically reallocate your
                                               account value to the investment
                                               options chosen on your
                                               application.

                                               Any transfers made prior to the
                                               expiration of the 30 day free
                                               look will terminate your right
                                               to "return of contribution"
                                               treatment in the event you
                                               choose to exercise your free
                                               look right under the contract.
                                               Any transfer made prior to the
                                               40th day following the Contract
                                               Date will cancel the automatic
                                               reallocation on the 40th day (or
                                               next business day) following the
                                               Contract Date described above.
                                               If you do not want AXA Equitable
                                               to perform this scheduled
                                               one-time reallocation, you must
                                               call one of our customer service
                                               representatives at 1 (800)
                                               789-7771 before the 40th day
                                               following the Contract Date to
                                               cancel.

             See "Dollar cost averaging" in    If you enroll in a dollar cost
             "Contract features and benefits.  averaging program and then exercise your right to cancel
                                               your contract during the free
                                               look period, you will be
                                               refunded your account value,
                                               which may be more or less than
                                               the total amount of your
                                               contributions to the contract.

             See "Disability, terminal         The withdrawal charge waiver
             illness, or confinement to        under item (i) also applies if
             nursing home'' under "Withdrawal we receive satisfactory proof charge" in "Charges and expenses" that the owner (or older joint owner, if applicable) suffers
                                               from significant cognitive
                                               impairment (such as a result of
                                               Alzheimer's disease).

                                               The withdrawal charge waiver
                                               under item (ii) applies if we
                                               receive satisfactory proof that
                                               the life expectancy of the owner
                                               (or older joint owner, if
                                               applicable) is 12 months or less.

                                               The withdrawal charge waiver
                                               under item (iii) applies if we
                                               receive satisfactory proof that
                                               the owner (or older joint owner,
                                               if applicable) is (a) receiving,
                                               as prescribed by a physician,
                                               registered nurse, or licensed
                                               social worker, home care or
                                               community-based services
                                               (including adult day care,
                                               personal care, homemaker
                                               services, hospice services or
                                               respite care); or (b) confined
                                               in a skilled nursing facility,
                                               convalescent nursing home, or
                                               extended care facility, or is
                                               confined in a residential care
                                               facility or residential care
                                               facility for the elderly, as
                                               defined in the California Health
                                               and Safety Code.
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   Co-distributed by affiliates AXA Advisors, LLC and AXA Distributors, LLC.
               1290 Avenue of the Americas, New York, NY 10104.
   Copyright 2015 AXA Equitable Life Insurance Company. All rights reserved.
                     AXA Equitable Life Insurance Company
                1290 Avenue of the Americas, New York, NY 10104
                                (212) 554-1234